Derivative financial instruments - EDF energy contracts - Key assumptions (Details) - Income approach [member] - EDF Energy Contracts [Member] - Level 3	Dec. 31, 2025 $ / MWh $ / MT
Minimum | Energy Price [Member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Significant Unobservable Inputs Derivative Financial Instruments | $ / MWh	59
Minimum | Silicon Index Price [Member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Significant Unobservable Inputs Derivative Financial Instruments | $ / MT	2,629
Maximum | Energy Price [Member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Significant Unobservable Inputs Derivative Financial Instruments | $ / MWh	84
Maximum | Silicon Index Price [Member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Significant Unobservable Inputs Derivative Financial Instruments | $ / MT	5,852